Other Payables - Schedule of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Payables for equipment		$ 2,234,142	$ 3,486,635
Payables for employees' compensations		3,476,527	3,880,980
Others		4,372,035	4,528,902
Other payables	$ 340,172	$ 10,082,704	$ 11,896,517